General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expense [Abstract]
General and Administrative Expenses	General and Administrative Expenses
General and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our company. General and administrative expenses for the years ended December 31, 2018, December 31, 2019 and December 31, 2020 were as follows:

	December 31,
	2018	2019	2020
Management fees – related parties	$16,536	$18,050	$18,884
Professional fees (legal and accounting)	833	720	832
Directors fees and expenses	477	468	644
Listing fees and expenses	115	97	93
Miscellaneous	1,281	1,304	1,049
Total	$19,242	$20,639	$21,502